Equity and Stock-Based Compensation - Schedule of Capital Stock (Detail)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member] Series A common stock [Member]	Dec. 31, 2011 Predecessor [Member] Series B common stock [Member]	Dec. 31, 2011 Predecessor [Member] Series D common stock [Member]	Dec. 31, 2011 Predecessor [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Predecessor [Member] Series C Preferred Stock [Member]	Dec. 31, 2011 Predecessor [Member] Series D Preferred Stock [Member]
Capital Unit [Line Items]
Common stock, Authorized	100	100	25,563	25,563	1,550
Common stock, Issued	100	100	25,000	25,000
Common stock, Outstanding	100	100	25,000	25,000
Preferred stock, Authorized						25,563	10,225	50,000
Preferred stock, issued						25,000		45,259
Preferred stock, outstanding						25,000		45,259